INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Line Items]
Net Income (loss) for the year	$ (517,537)	$ (79,647)	$ 192,626
Statutory Cayman Islands corporate tax rate	0.00%	0.00%	0.00%
Anticipated tax recovery	0	0	0
Change in tax rates resulting from:
Non-deductible items	8,962	15,250	0
Change in estimates	(2,268)	(7,259)	0
Change enacted of tax rate	(2,702)	0	6,818
Functional currency adjustments	(10,985)	(2,022)	0
Foreign tax rate differential	(53,640)	(84,074)	8,477
Others	0	0	(11,461)
Change in valuation allowance	64,490	127,389	50,752
Income tax expense (recovery)	$ 3,857	$ (49,284)	$ 54,586